FAIR VALUE MEASUREMENTS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in accounting estimate
DAC amortization	$ 5,486	$ 5,821	$ 6,670
Embedded Policy Derivatives
Change in accounting estimate
Reduction in the fair value of the embedded derivative liabilities		336
DAC amortization		$ 173